Consolidated Statements of Stockholders’ (Deficit) - USD ($) $ in Thousands	Common Stock Outstanding [Member] Underwritten Public Offering [Member]	Common Stock Outstanding [Member] Private Placement [Member]	Common Stock Outstanding [Member]	Common Stock [Member] Underwritten Public Offering [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member]	Treasury Stock, Common [Member] Underwritten Public Offering [Member]	Treasury Stock, Common [Member] Private Placement [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member] Underwritten Public Offering [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Underwritten Public Offering [Member]	Retained Earnings [Member] Private Placement [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member] Underwritten Public Offering [Member]	AOCI Attributable to Parent [Member] Private Placement [Member]	AOCI Attributable to Parent [Member]	Underwritten Public Offering [Member]	Private Placement [Member]	Total
Balance (in shares) at Dec. 31, 2021			549						0									133			10,212
Balance at Dec. 31, 2021						$ 0			$ 0			$ 66,240			$ (56,161)
Issuance of common stock, options and warrants - CPP acquistion (in shares)			304						0
Issuance of common stock, options and warrants - CPP acquistion						0			$ 0			9,605			0			$ 0			$ 9,605
Proceeds from sale of Common Stock, shares (in shares)	837	47					0	0								0			5,303
Proceeds from sale of Common Stock				$ 0	$ 0		$ 0	$ 0		$ 5,303	$ 46		$ 0	$ 0			$ 0			$ 46
Exercise of warrants for cash (in shares)			0						0									0			4
Exercise of warrants for cash						0			$ 0			4			0
Stock-based compensation						0			0			1,088			0			$ 0			$ 1,088
Net loss						0			$ 0			0			(34,933)			0			(34,933)
Cash paid for fractional shares (in shares)			1						0
Cash paid for fractional shares						0			$ 0			1			0			0			1
Foreign currency translation adjustment						0			$ 0			0			0			626			626
Balance (in shares) at Dec. 31, 2022			1,738						0
Balance at Dec. 31, 2022			$ 0			0			$ 0			82,286			(91,094)			759			(8,049)
Proceeds from sale of Common Stock, shares (in shares)			11,853						0
Proceeds from sale of Common Stock			$ 0						$ 0			15,358			0			0			15,358
Stock-based compensation			0						0			180			0			0			180
Net loss			$ 0						$ 0			0			(5,118)			0			(5,118)
Cash paid for fractional shares (in shares)			0						0
Cash paid for fractional shares			$ 0						$ 0			(4)			0			0			(4)
Foreign currency translation adjustment			$ 0						$ 0			0			0			163			163
Warrant exchange cashless (in shares)			13,197						0
Warrant exchange cashless			$ 0						$ 0			0			0			0			0
Balance (in shares) at Mar. 31, 2023			26,788						0
Balance at Mar. 31, 2023			$ 0						$ 0			97,820			(96,212)			922			2,530
Balance (in shares) at Dec. 31, 2022			1,738						0
Balance at Dec. 31, 2022			$ 0			0			$ 0			82,286			(91,094)			759			(8,049)
Net loss																					(10,951)
Foreign currency translation adjustment																					231
Balance (in shares) at Jun. 30, 2023			130,584						0
Balance at Jun. 30, 2023			$ 0						$ 0			105,857			(102,045)			990			4,802
Balance (in shares) at Dec. 31, 2022			1,738						0
Balance at Dec. 31, 2022			$ 0			0			$ 0			82,286			(91,094)			759			(8,049)
Proceeds from sale of Common Stock, shares (in shares)	124,612	915					0	0
Proceeds from sale of Common Stock				$ 0	$ 0		$ 0	$ 0		$ 21,456	$ 1,597		$ 0	$ 0		$ 0	$ 0		$ 21,456	$ 1,597
Exercise of warrants for cash (in shares)			330,470						0
Exercise of warrants for cash						0			$ 0			4,749			0			0			4,749
Stock-based compensation						0			0			823			0			0			823
Net loss						0			$ 0			0			(25,263)			0			(25,263)
Cash paid for fractional shares (in shares)			(390)						0
Cash paid for fractional shares						0			$ 0			(9)			0			0			(9)
Foreign currency translation adjustment						0			$ 0			0			0			(14)			(14)
Warrant exchange cashless (in shares)			22,750						0
Warrant exchange cashless						0			$ 0			0			0			0			0
pbla_CommonStockRepurchasedForTreasuryStock (in shares)			(70)
us-gaap_TreasuryStockValueAcquiredCostMethod						0			$ 1												0
us-gaap_TreasuryStockValueAcquiredCostMethod (in shares)									70
Treasury Stock Value Acquired Par Method												1
Adjustment for the value offered to induce warrant exercise						0			$ 0			9,140			(9,140)						0
Balance (in shares) at Dec. 31, 2023			480,025						70
Balance at Dec. 31, 2023			$ 0			0			$ (1)			120,043			(125,497)			745			(4,710)
Balance (in shares) at Mar. 31, 2023			26,788						0
Balance at Mar. 31, 2023			$ 0						$ 0			97,820			(96,212)			922			2,530
Proceeds from sale of Common Stock, shares (in shares)			100,442						0
Proceeds from sale of Common Stock			$ 0						$ 0			7,713			0			0			7,713
Stock-based compensation			0						0			329			0			0			329
Net loss			$ 0						$ 0			0			(5,833)			0			(5,833)
Cash paid for fractional shares (in shares)			30						(0)
Cash paid for fractional shares			$ 0						$ 0			(5)			0			0			(5)
Foreign currency translation adjustment			$ 0						$ 0			0			0			68			68
Warrant exchange cashless (in shares)			3,384						0
Warrant exchange cashless			$ 0						$ 0			0			0			0			0
Balance (in shares) at Jun. 30, 2023			130,584						0
Balance at Jun. 30, 2023			$ 0						$ 0			105,857			(102,045)			990			4,802
Balance (in shares) at Dec. 31, 2023			480,025						70
Balance at Dec. 31, 2023			$ 0			0			$ (1)			120,043			(125,497)			745			(4,710)
Proceeds from sale of Common Stock, shares (in shares)			4,374,836						0
Proceeds from sale of Common Stock			$ 5						$ 0			8,077			0			0			8,082
Stock-based compensation			0						0			103			0			0			103
Net loss			0						0			0			(7,121)			0			(7,121)
Foreign currency translation adjustment			$ 0						$ 0			0			0			459			459
Balance (in shares) at Mar. 31, 2024			4,854,861						70
Balance at Mar. 31, 2024			$ 5						$ (1)			128,223			(132,618)			1,204			(3,187)
Balance (in shares) at Dec. 31, 2023			480,025						70
Balance at Dec. 31, 2023			$ 0			$ 0			$ (1)			120,043			(125,497)			745			(4,710)
Net loss																					(14,260)
Foreign currency translation adjustment																					217
Balance (in shares) at Jun. 30, 2024			4,854,861						70
Balance at Jun. 30, 2024			$ 5						$ (1)			128,223			(139,757)			962			(10,568)
Balance (in shares) at Mar. 31, 2024			4,854,861						70
Balance at Mar. 31, 2024			$ 5						$ (1)			128,223			(132,618)			1,204			(3,187)
Net loss			0						0			0			(7,139)			0			(7,139)
Foreign currency translation adjustment			$ 0						$ 0			0			0			(242)			(242)
Balance (in shares) at Jun. 30, 2024			4,854,861						70
Balance at Jun. 30, 2024			$ 5						$ (1)			$ 128,223			$ (139,757)			$ 962			$ (10,568)